Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 26, 2024 USD ($)	Dec. 27, 2023 USD ($)
Related Party Transaction [Line Items]
Net sales	$ 327,274	$ 315,362
Long-term debt	188,910
Senior Notes
Related Party Transaction [Line Items]
Interest expense	3,393	0
Maximum aggregate principal amount			$ 25,773
Potential prepayment premium, percentage			0.0300
Prepayment event, change of control, minimum percentage of disposition of consolidated assets			0.50
Amount of outstanding principal due on each payment date, percentage			0.0100
Period for which outstanding principal triggers a payment			30 days
Long-term debt	25,643
Unamortized debt issuance costs	518	0
Senior Notes, Purchase or Refinancing of Aircraft
Related Party Transaction [Line Items]
Maximum aggregate principal amount			$ 25,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest Rates			3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest Rates			13.00%
Bank #5 | Notes Payable to Banks
Related Party Transaction [Line Items]
Principal amount		$ 15,871
Interest Rates		14.00%
Unamortized debt issuance costs	0	$ 879
Interest expense	$ 3,105	$ 0
LGM Enterprises, LLC
Related Party Transaction [Line Items]
Company ownership	23.00%	22.00%
LGM Enterprises, LLC | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage			1
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage			1
Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	$ 2,645	$ 1,911
Short-term notes payable	6,677	18,939
Related Party | Other Debt Payable
Related Party Transaction [Line Items]
Principal amount				$ 3,947
Interest Rates				8.00%
Interest expense	316	0
Accrued interest	211	0
Related Party | Related Party Payables
Related Party Transaction [Line Items]
Increase (decrease) in equity	$ (22)	$ 0
Related Party | Cost of Revenue Benchmark | Supplier Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage	2.00%	3.00%
Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC | Related Party
Related Party Transaction [Line Items]
Fuel costs	$ 1,542	$ 2,027
Receivables, net, current	220	0
Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC | Related Party
Related Party Transaction [Line Items]
Rent expense	3,910	1,646
Owners of Subsidiaries and Lessor VIEs | Related Party | Flights
Related Party Transaction [Line Items]
Net sales	18,209	22,279
Related Parties Excluding Owners of Subsidiaries and Lessor VIEs | Related Party | Flights
Related Party Transaction [Line Items]
Net sales	104	80
Consolidated Subsidiary #1 | Related Party
Related Party Transaction [Line Items]
Notes receivable, current portion	$ 3,700
Consolidated Subsidiary #1 | Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Company ownership	99.00%
Related Party #1 | Related Party
Related Party Transaction [Line Items]
Notes receivable, current portion		$ 2,433
Related Party #1 | Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Company ownership		99.00%
Related Party #2 | Related Party
Related Party Transaction [Line Items]
Notes receivable, current portion		$ 2,404
Related Party #2 | Related Party | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Company ownership		99.00%
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage			0.51